Condensed Consolidated Statement of Stockholders' Equity (Unaudited) - USD ($)	Mezzanine Preferred Stock [Member]	Series E Preferred Stocks [Member]	Series C Preferred Stocks [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 714,869	$ 5,250,000	$ 15,000	$ 234	$ 177,334,305	$ (1,350,000)	$ (171,136,522)	$ 10,921,105
Beginning balance, shares at Dec. 31, 2019	46,413	65,625	1,500	2,335,792		37,500
Common stock issued for services				$ 2	383,420			384,000
Common stock issued for services, shares				14,500
Common stock issued for note conversion					30,618			30,695
Common stock issued for note conversion, shares				1,919
Net Loss							(2,435,793)	(2,435,793)
Ending balance, value at Mar. 31, 2020	$ 714,869	$ 4,935,040	$ 15,000	$ 238	178,465,437	$ (1,350,000)	(173,572,315)	9,303,275
Ending balance, shares at Mar. 31, 2020	46,413	61,688	1,500	2,380,497		37,500
Stock Issued During Period, Value, Conversion of Convertible Securities					402,528			403,268
Warrant conversions, shares				18,443
Warrant conversions					402,528			403,268
Beginning balance, value at Dec. 31, 2019	$ 714,869	$ 5,250,000	$ 15,000	$ 234	177,334,305	$ (1,350,000)	(171,136,522)	10,921,105
Beginning balance, shares at Dec. 31, 2019	46,413	65,625	1,500	2,335,792		37,500
Ending balance, value at Jun. 30, 2020	$ 868,869	$ 4,935,040	$ 15,000	$ 242	180,529,119	$ (1,350,000)	(178,155,775)	6,939,234
Ending balance, shares at Jun. 30, 2020	56,413	61,688	1,500	2,421,329		37,500
Beginning balance, value at Mar. 31, 2020	$ 714,869	$ 4,935,040	$ 15,000	$ 238	178,465,437	$ (1,350,000)	(173,572,315)	9,303,275
Beginning balance, shares at Mar. 31, 2020	46,413	61,688	1,500	2,380,497		37,500
Common stock issued for services, shares				(750)
Stock based compensation					1,276,870			1,276,870
Warrants issued					598,894			598,894
Net Loss							(4,583,460)	(4,583,460)
Ending balance, value at Jun. 30, 2020	$ 868,869	$ 4,935,040	$ 15,000	$ 242	180,529,119	$ (1,350,000)	(178,155,775)	6,939,234
Ending balance, shares at Jun. 30, 2020	56,413	61,688	1,500	2,421,329		37,500
Stock Issued During Period, Value, Conversion of Convertible Securities				$ 4	350,888			352,655
Warrant conversions, shares				41,582
Warrant conversions				$ 4	350,888			352,655
Beginning balance, value at Dec. 31, 2020	$ 868,869	$ 4,935,040	$ 15,000	$ 282	184,586,420	$ (1,350,000)	(186,168,926)	2,886,685
Beginning balance, shares at Dec. 31, 2020	56,413	61,688	1,500	2,803,685		37,500
Common stock issued for services					81,825			81,825
Common stock issued for services, shares				10,000
Common stock issued for cash				$ 10	548,980			548,990
Common stock issued for cash, shares				91,502
Stock based compensation					16,839			16,839
Net Loss							(2,229,776)	(2,229,776)
Ending balance, value at Mar. 31, 2021	$ 868,869	$ 4,935,040	$ 15,000	$ 292	185,234,064	$ (1,350,000)	(188,398,702)	1,304,563
Ending balance, shares at Mar. 31, 2021	56,413	61,688	1,500	2,905,187		37,500
Beginning balance, value at Dec. 31, 2020	$ 868,869	$ 4,935,040	$ 15,000	$ 282	184,586,420	$ (1,350,000)	(186,168,926)	2,886,685
Beginning balance, shares at Dec. 31, 2020	56,413	61,688	1,500	2,803,685		37,500
Ending balance, value at Jun. 30, 2021	$ 868,869	$ 4,935,040	$ 15,000	$ 312	187,117,663	$ (1,350,000)	(190,992,325)	594,559
Ending balance, shares at Jun. 30, 2021	56,413	61,688	1,500	3,100,782		37,500
Beginning balance, value at Mar. 31, 2021	$ 868,869	$ 4,935,040	$ 15,000	$ 292	185,234,064	$ (1,350,000)	(188,398,702)	1,304,563
Beginning balance, shares at Mar. 31, 2021	56,413	61,688	1,500	2,905,187		37,500
Common stock issued for services					37,975			37,975
Common stock issued for services, shares				5,000
Common stock issued for cash				$ 6	349,994			350,000
Common stock issued for cash, shares				58,334
Stock based compensation					555,892			555,892
Net Loss							(2,593,623)	(2,593,623)
Ending balance, value at Jun. 30, 2021	$ 868,869	$ 4,935,040	$ 15,000	$ 312	$ 187,117,663	$ (1,350,000)	$ (190,992,325)	$ 594,559
Ending balance, shares at Jun. 30, 2021	56,413	61,688	1,500	3,100,782		37,500